Consolidated Statements of Changes in Stockholders' Equity (Deficiency) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	345,000		68,474,520
Balance at Dec. 31, 2018	$ 69		$ 13,695	$ 2,166,745	$ (3,639,808)	$ (1,459,299)
Debentures converted to common stock (in shares)			91,788,776
Notes payable converted to common stock			$ 18,358	1,999,077		2,017,434
Common stock issued for liabilities (in shares)			472,486
Common stock issued for liabilities			$ 94	18,960		19,054
Common stock issued for interest and accrued interest (in shares)			31,542,031
Common stock issued for interest and accrued interest			$ 6,308	687,616		693,924
Common stock issued for services (in shares)			1,243,693
Common stock issued for services			$ 249	39,557		39,806
Beneficial conversion feature of notes payable				281,837		281,837
Warrants issued				60,593		60,593
Options issued for compensation and services				881,500		881,500
Net loss					(1,854,385)	(1,854,385)
Balance (in shares) at Dec. 31, 2019	345,000		193,521,506
Balance at Dec. 31, 2019	$ 69		$ 38,704	6,135,885	(5,494,193)	680,465
Debentures converted to common stock (in shares)		166,667	16,727,920
Notes payable converted to common stock			$ 3,346	546,654		550,000
Common stock issued for liabilities (in shares)			337,353
Common stock issued for liabilities			$ 67	11,403		11,470
Common stock issued for services (in shares)			1,364,366
Common stock issued for services			$ 273	61,704		61,977
Beneficial conversion feature of notes payable				1,049,826		1,049,826
Warrants issued				135,705		135,705
Options issued for compensation and services				92,496		92,496
Net loss					(1,844,982)	$ (1,844,982)
Exchange of stock options for common stock (in shares)			1,800,000			1,800,000
Exchange of stock options for common stock			$ 360	(360)
Balance (in shares) at Dec. 31, 2020	345,000		213,751,145
Balance at Dec. 31, 2020	$ 69		$ 42,750	$ 8,033,313	$ (7,339,175)	$ 736,957